Pay vs Performance Disclosure	2 Months Ended	11 Months Ended	12 Months Ended
	Feb. 14, 2022	Dec. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance (“PvP”)
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed calendar years. In determining the “compensation actually paid” (“CAP”) to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The PvP table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the 2020, 2021, 2022 and 2023 calendar years. Note that for our NEOs other than our Chief Executive Officer (the “CEO”), compensation is reported as an average. The Human Capital & Compensation Committee does not utilize CAP as the basis for making compensation decisions, and it evaluates performance for purposes of incentive payouts using a more comprehensive set of metrics than required by the SEC for purposes of this disclosure.
Year	Summary Compensation Table Total for Mr. Clyburn(1)($)	Summary Compensation Table Total for Mr. Fibig(1)($)	Compensation Actually Paid to Mr. Clyburn(1)($)	Compensation Actually Paid to Mr. Fibig(1)($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)(3)(4)(5)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)(4)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in Millions)(7)	Currency Neutral Sales Growth (%)(8)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2023	10,747,653		2,413,620		3,333,676	2,283,835	71	127	(2,567)	(1.4)%
2022	19,271,654	11,800,037	15,327,178	8,911,848	5,369,203	3,743,462	88	110	(1,871)	9.3%
2021		9,767,380		12,525,503	3,148,004	3,170,578	123	151	270	7.8%
2020		7,731,147		4,403,472	2,060,046	1,286,913	87	117	363	—%
(1)
Mr. Frank Clyburn joined as our CEO and as a director and Chair of the Board on February 14, 2022. Mr. Andreas Fibig ceased serving as our CEO and as a director and Chair of the Board as of February 14, 2022 and departed the company on March 14, 2022.

(2)	Non-CEO NEOs for 2023 were: Mr. Glenn Richter, Mr. Yuvraj Arora, Mr. Simon Herriott and Ms. Jennifer Johnson.
(3)
Non-CEO NEOs for 2022 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz (Former President, Nourish), Ms. Deborah Borg (EVP, Chief Human Resources, Communication and DE&I Officer), Mr. Ralf Finzel (EVP, Global Operations Officer) and Mr. Francisco Fortanet (Former EVP, Global Operations Officer).

(4)
Non-CEO NEOs for 2021 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz, Mr. Francisco Fortanet, Dr. Susana Suarez Gonzalez (Former EVP, Chief Human Resources, Communication and DE&I Officer), Mr. Rustom Jilla (Former CFO), Ms. Kathy Fortmann (Former President, Nourish) and Ms. Anne Chwat (Former General Counsel).

(5)	Non-CEO NEOs for 2020 were: Mr. Nicolas Mirzayantz, Mr. Rustom Jilla, Ms. Anne Chwat, Mr. Matthias Hanei (Former Division CEO, Taste), and Mr. Richard O’Leary (Former CFO).
(6)	The Peer Group used for this calculation was the S&P 500 Specialty Chemicals Index which is also reported on Form 10-K in the Performance Graph.
(7)
Net Income (Loss) reflected represents GAAP Net Income (Loss) as reported on Form 10-K in the Results of Operations Statement. The 2023 Net Loss of ($2.567 billion) reflects a $2.623 billion impairment of goodwill in the Nourish reporting unit. Excluding all one-time adjustments for 2023, the Adjusted Net Income was $56 million.

(8)
Currency Neutral Sales Growth is the company-selected performance measure, per the requirements of Item 402(v) of Regulation S-K and is discussed and reported in “Compensation Discussion and Analysis - 2023 Direct Compensation.”

Mr. Clyburn’s Compensation
To determine the amounts in column (d) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Clyburn’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.
Year	SCT Total for Mr. Clyburn($)	SCT Reported Equity Award Value for Mr. Clyburn($)	Equity Award Adjustments for Mr. Clyburn($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Clyburn($)	Pension Benefit Adjustments for Mr. Clyburn($)	Compensation Actually Paid to Mr. Clyburn($)
2023	10,747,653	(8,249,977)	(84,056)	—	—	2,413,620
2022	19,271,654	(16,511,105)	12,566,629	—	—	15,327,178
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Clyburn as summarized below:
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2023	5,726,355	(4,755,629)	—	(51,800)	(1,002,982)	—	(84,056)
2022	12,566,629	—	—	—	—	—	12,566,629
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Mr. Fibig’s Compensation
To determine the amounts in column (e) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Fibig’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.
Year	SCT Total for Mr. Fibig($)	SCT Reported Equity Award Value for Mr. Fibig($)	Equity Award Adjustments for Mr. Fibig($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Fibig($)	Pension Benefit Adjustments for Mr. Fibig($)	Compensation Actually Paid to Mr. Fibig($)
2023	—	—	—	—	—	—
2022	11,800,037	—	(2,888,189)	—	—	8,911,848
2021	9,767,380	(5,723,445)	8,481,568	—	—	12,525,503
2020	7,731,147	(5,031,869)	1,704,194	—	—	4,403,472
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Fibig as summarized below:
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2023	—	—	—	—	—	—	—
2022	—	—	—	(2,888,189)	—	—	(2,888,189)
2021	5,856,147	2,598,655	320,729	642,604	(1,132,404)	195,837	8,481,568
2020	3,862,811	(1,093,545)	—	(471,361)	(771,141)	177,430	1,704,194
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Average Non-CEO NEO Compensation
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our Non-CEO NEO’s average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.
Year	Average SCT Total for Non-CEO NEOs($)	Average SCT Reported Equity Award Value for Non-CEO NEOs($)	Average Equity Award Adjustments for Non-CEO NEOs ($)(1)	SCT Reported Average Change in the Actuarial Present Value of Pension Benefits for Non-CEO($) NEOs($)	Average Pension Benefit Adjustments for Non-CEO NEOs($)(2)	Average Compensation Actually Paid to Non-CEO NEOs($)
2023	3,333,676	(2,199,978)	1,150,137	—	—	2,283,835
2022	5,369,203	(3,085,500)	1,459,759	—	—	3,743,462
2021	3,148,004	(1,514,851)	1,539,657	(2,232)	—	3,170,578
2020	2,060,046	(1,056,088)	349,261	(66,306)	—	1,286,913
(1)	Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEO as summarized below.
(2)	There is no service cost or prior service cost adjustment for pension benefits as the pension plan benefits applicable to NEOs were frozen for additional accruals as of December 31, 2007.
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2023	1,776,137	(396,888)	—	(120,477)	(114,628)	5,993	1,150,137
2022	2,192,872	(220,228)	91,429	(337,314)	(282,833)	15,833	1,459,759
2021	1,199,240	198,103	64,492	199,759	(137,688)	15,752	1,539,657
2020	733,010	(154,763)	—	(150,632)	(110,451)	32,097	349,261
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Company Selected Measure Name			Currency Neutral Sales Growth
Named Executive Officers, Footnote
(1)
Mr. Frank Clyburn joined as our CEO and as a director and Chair of the Board on February 14, 2022. Mr. Andreas Fibig ceased serving as our CEO and as a director and Chair of the Board as of February 14, 2022 and departed the company on March 14, 2022.

(2)	Non-CEO NEOs for 2023 were: Mr. Glenn Richter, Mr. Yuvraj Arora, Mr. Simon Herriott and Ms. Jennifer Johnson.
(3)
Non-CEO NEOs for 2022 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz (Former President, Nourish), Ms. Deborah Borg (EVP, Chief Human Resources, Communication and DE&I Officer), Mr. Ralf Finzel (EVP, Global Operations Officer) and Mr. Francisco Fortanet (Former EVP, Global Operations Officer).

(4)
Non-CEO NEOs for 2021 were: Mr. Glenn Richter, Mr. Nicolas Mirzayantz, Mr. Francisco Fortanet, Dr. Susana Suarez Gonzalez (Former EVP, Chief Human Resources, Communication and DE&I Officer), Mr. Rustom Jilla (Former CFO), Ms. Kathy Fortmann (Former President, Nourish) and Ms. Anne Chwat (Former General Counsel).

(5)	Non-CEO NEOs for 2020 were: Mr. Nicolas Mirzayantz, Mr. Rustom Jilla, Ms. Anne Chwat, Mr. Matthias Hanei (Former Division CEO, Taste), and Mr. Richard O’Leary (Former CFO).

Peer Group Issuers, Footnote
(6)	The Peer Group used for this calculation was the S&P 500 Specialty Chemicals Index which is also reported on Form 10-K in the Performance Graph.

Adjustment To PEO Compensation, Footnote
Mr. Clyburn’s Compensation
To determine the amounts in column (d) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Clyburn’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.
Year	SCT Total for Mr. Clyburn($)	SCT Reported Equity Award Value for Mr. Clyburn($)	Equity Award Adjustments for Mr. Clyburn($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Clyburn($)	Pension Benefit Adjustments for Mr. Clyburn($)	Compensation Actually Paid to Mr. Clyburn($)
2023	10,747,653	(8,249,977)	(84,056)	—	—	2,413,620
2022	19,271,654	(16,511,105)	12,566,629	—	—	15,327,178
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Clyburn as summarized below:
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2023	5,726,355	(4,755,629)	—	(51,800)	(1,002,982)	—	(84,056)
2022	12,566,629	—	—	—	—	—	12,566,629
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
Mr. Fibig’s Compensation
To determine the amounts in column (e) in the PvP table, the following amounts were deducted from and added to (as applicable) Mr. Fibig’s total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.
Year	SCT Total for Mr. Fibig($)	SCT Reported Equity Award Value for Mr. Fibig($)	Equity Award Adjustments for Mr. Fibig($)(1)	SCT Reported Change in the Actuarial Present Value of Pension Benefits for Mr. Fibig($)	Pension Benefit Adjustments for Mr. Fibig($)	Compensation Actually Paid to Mr. Fibig($)
2023	—	—	—	—	—	—
2022	11,800,037	—	(2,888,189)	—	—	8,911,848
2021	9,767,380	(5,723,445)	8,481,568	—	—	12,525,503
2020	7,731,147	(5,031,869)	1,704,194	—	—	4,403,472
(1)	Represents the year-over-year change in the fair value of equity awards to Mr. Fibig as summarized below:
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2023	—	—	—	—	—	—	—
2022	—	—	—	(2,888,189)	—	—	(2,888,189)
2021	5,856,147	2,598,655	320,729	642,604	(1,132,404)	195,837	8,481,568
2020	3,862,811	(1,093,545)	—	(471,361)	(771,141)	177,430	1,704,194
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount			$ 3,333,676	$ 5,369,203	$ 3,148,004	$ 2,060,046
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,283,835	3,743,462	3,170,578	1,286,913
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-CEO NEO Compensation
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our Non-CEO NEO’s average total compensation as reported in the SCT, in accordance with Item 402(v) of Regulation S-K.
Year	Average SCT Total for Non-CEO NEOs($)	Average SCT Reported Equity Award Value for Non-CEO NEOs($)	Average Equity Award Adjustments for Non-CEO NEOs ($)(1)	SCT Reported Average Change in the Actuarial Present Value of Pension Benefits for Non-CEO($) NEOs($)	Average Pension Benefit Adjustments for Non-CEO NEOs($)(2)	Average Compensation Actually Paid to Non-CEO NEOs($)
2023	3,333,676	(2,199,978)	1,150,137	—	—	2,283,835
2022	5,369,203	(3,085,500)	1,459,759	—	—	3,743,462
2021	3,148,004	(1,514,851)	1,539,657	(2,232)	—	3,170,578
2020	2,060,046	(1,056,088)	349,261	(66,306)	—	1,286,913
(1)	Represents the average of the year-over-year change in the fair value of equity awards to our Non-CEO NEO as summarized below.
(2)	There is no service cost or prior service cost adjustment for pension benefits as the pension plan benefits applicable to NEOs were frozen for additional accruals as of December 31, 2007.
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments($)
2023	1,776,137	(396,888)	—	(120,477)	(114,628)	5,993	1,150,137
2022	2,192,872	(220,228)	91,429	(337,314)	(282,833)	15,833	1,459,759
2021	1,199,240	198,103	64,492	199,759	(137,688)	15,752	1,539,657
2020	733,010	(154,763)	—	(150,632)	(110,451)	32,097	349,261
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid to Performance Measures
The following charts describe the relationship of Compensation Actually Paid to the performance measures listed in the PvP Tables above.
Compensation Actually Paid (“CAP”) vs. IFF 4-year Cumulative TSR vs. Peer Group 4-year Cumulative TSR

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid to Performance Measures
The following charts describe the relationship of Compensation Actually Paid to the performance measures listed in the PvP Tables above.
Compensation Actually Paid (“CAP”) vs. Net-Income vs. Adjusted Net-Income

Adjusted Net Income is included in the chart above as supplemental information as it excludes one-time events that have low correlation to compensation actually paid. For 2023, the primary driver of the difference in adjusted net income and net (loss) of ($2.567 billion) is driven by a $2.623 billion impairment of goodwill in the Nourish reporting unit reflected in the net (loss) for 2023.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Compensation Actually Paid to Performance Measures
The following charts describe the relationship of Compensation Actually Paid to the performance measures listed in the PvP Tables above.
Compensation Actually Paid (CAP) vs. Company Selected Measure (CSM): Currency Neutral Sales Growth

Total Shareholder Return Vs Peer Group
Relationship of Compensation Actually Paid to Performance Measures
The following charts describe the relationship of Compensation Actually Paid to the performance measures listed in the PvP Tables above.
Compensation Actually Paid (“CAP”) vs. IFF 4-year Cumulative TSR vs. Peer Group 4-year Cumulative TSR

Tabular List, Table
Company-Selected Measure and Other Financial Performance Measures
The following financial performance measures are used to link compensation actually paid to NEOs for the most recently completed fiscal years to company performance.
Measure	Description
Company-Selected Measure	Currency Neutral Sales Growth
Measure 2	EBITDA
Measure 3	Relative TSR
Measure 4	ROIC

Total Shareholder Return Amount			$ 71	88	123	87
Peer Group Total Shareholder Return Amount			127	110	151	117
Net Income (Loss)			$ (2,567,000,000)	$ (1,871,000,000)	$ 270,000,000	$ 363,000,000
Company Selected Measure Amount			(0.014)	0.093	0.078	0
PEO Name	Mr. Andreas Fibig	Mr. Frank Clyburn	Mr. Frank Clyburn		Mr. Andreas Fibig	Mr. Andreas Fibig
Goodwill, Impairment Loss			$ 2,623,000,000
Adjusted Net Income (Loss)			$ 56,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Currency Neutral Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name			EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			ROIC
Mr. Frank Clyburn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,747,653	$ 19,271,654
PEO Actually Paid Compensation Amount			2,413,620	15,327,178
Mr. Andreas Fibig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	11,800,037	$ 9,767,380	$ 7,731,147
PEO Actually Paid Compensation Amount			0	8,911,848	12,525,503	4,403,472
PEO | Mr. Frank Clyburn [Member] | SCT Reported Equity Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,249,977)	(16,511,105)
PEO | Mr. Frank Clyburn [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(84,056)	12,566,629
PEO | Mr. Frank Clyburn [Member] | SCT Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Frank Clyburn [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Frank Clyburn [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,726,355	12,566,629
PEO | Mr. Frank Clyburn [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,755,629)	0
PEO | Mr. Frank Clyburn [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Frank Clyburn [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(51,800)	0
PEO | Mr. Frank Clyburn [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,002,982)	0
PEO | Mr. Frank Clyburn [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Andreas Fibig [Member] | SCT Reported Equity Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(5,723,445)	(5,031,869)
PEO | Mr. Andreas Fibig [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(2,888,189)	8,481,568	1,704,194
PEO | Mr. Andreas Fibig [Member] | SCT Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Andreas Fibig [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Andreas Fibig [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	5,856,147	3,862,811
PEO | Mr. Andreas Fibig [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	2,598,655	(1,093,545)
PEO | Mr. Andreas Fibig [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	320,729	0
PEO | Mr. Andreas Fibig [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(2,888,189)	642,604	(471,361)
PEO | Mr. Andreas Fibig [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(1,132,404)	(771,141)
PEO | Mr. Andreas Fibig [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	195,837	177,430
Non-PEO NEO | SCT Reported Equity Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,199,978)	(3,085,500)	(1,514,851)	(1,056,088)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,150,137	1,459,759	1,539,657	349,261
Non-PEO NEO | SCT Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(2,232)	(66,306)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,776,137	2,192,872	1,199,240	733,010
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(396,888)	(220,228)	198,103	(154,763)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	91,429	64,492	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(120,477)	(337,314)	199,759	(150,632)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(114,628)	(282,833)	(137,688)	(110,451)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 5,993	$ 15,833	$ 15,752	$ 32,097